Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 194,076,336.10
Previously Paid Amount	0.00
Total Fee Amount	29,713.09
Total Offset Amount	0.00
Net Fee	$ 29,713.09